Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 198,200	$ 317,366
Restricted cash	8,628	37,321
Trade accounts receivable, net of allowance for doubtful receivables of $14,685 and $8,685 at December 2012 and June 30, 2013 respectively	199,578	148,808
Other current assets (Note 4)	112,731	93,639
Total current assets	519,137	597,134
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 5)	1,076,644	992,825
Drilling rigs, drillships, machinery and equipment, net (Note 6)	4,376,447	4,399,462
Total fixed assets, net	5,453,091	5,392,287
OTHER NON CURRENT ASSETS:
Restricted cash	131,557	155,374
Financial instruments (Note 9)	18,758	935
Intangible assets, net	6,897	7,619
Other non-current assets (Note 7)	103,400	71,765
Total non-current assets, net	260,612	235,693
Total assets	6,232,840	6,225,114
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 8)	13,271	169,780
Accounts payable and other current liabilities	80,486	69,827
Accrued liabilities	163,173	156,886
Deferred revenue	86,866	69,635
Financial instruments (Note 9)	34,648	39,537
Total current liabilities	378,444	505,665
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	2,758,095	2,683,630
Financial instruments (Note 9)	21,146	38,087
Deferred revenue	100,886	71,815
Pensions	300	4,057
Other non-current liabilities	15,539	13,345
Total non-current liabilities	2,895,966	2,810,934
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and June 30, 2013, nil issued and outstanding at December 31, 2012 and June 30, 2013	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2012 and June 30, 2013, 131,725,128 issued and outstanding at December 31, 2012 and June 30, 2013 (Note 10)	1,317	1,317
Additional paid-in capital	3,489,609	3,489,018
Accumulated other comprehensive loss	(23,639)	(27,825)
Accumulated deficit	(508,857)	(553,995)
Total stockholders' equity	2,958,430	2,908,515
Total liabilities and stockholders' equity	$ 6,232,840	$ 6,225,114